March 29, 2017

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	StrongVest ETF Trust

Securities Act File No. 333-214020
Investment Company Act File No. 811-23196

Ladies and Gentlemen:

On behalf of StrongVest ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus contained in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed on March 23, 2017 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 23, 2017, accession number 0001398344-17-003807.

If you have any questions, please do not hesitate to contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Partner
Thompson Hine LLP

1104994.2